Capital structure and financing, Cash and Cash Equivalents (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	[1]	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 2,454		$ 3,705	$ 12,971		$ 19,582	$ 22,693	$ 87,257
Restricted trust fund			$ 7,700			$ 14,700

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars